Fees Summary	Jul. 25, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,724,000.00
Previously Paid Amount	0.00
Total Fee Amount	1,029.44
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 1,029.44
Narrative - Max Aggregate Offering Price	$ 6,724,000.00
Final Prospectus	true